MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

	Shares	Value
COMMON STOCKS - 98.7%		$57,547,090
(COST $42,128,828)

Communication Services - 3.7%		2,164,191
Media & Entertainment - 3.7%
Ubisoft Entertainment S.A. ADR (a)	453,000	425,820
Warner Bros. Discovery, Inc. (a)	61,710	1,738,371

Consumer Discretionary - 9.1%		5,321,842
Consumer Discretionary Distribution & Retail - 5.6%
Chewy, Inc. Class A (a)	35,440	971,765
eBay Inc.	8,350	758,681
LKQ Corp.	34,890	1,155,208
Pool Corp.	1,775	403,244
Consumer Durables & Apparel - 3.5%
Hasbro, Inc.	2,850	283,831
Levi Strauss & Co. Class A	30,500	675,880
Mattel, Inc. (a)	27,480	465,786
TopBuild Corp. (a)	1,355	607,447

Consumer Staples - 6.8%		3,927,098
Consumer Staples Distribution & Retail - 3.6%
Performance Food Group Co. (a)	10,800	1,048,248
Target Corp.	9,025	1,026,955
Food Beverage & Tobacco - 2.0%
Nomad Foods Ltd.	46,990	515,480
The JM Smucker Co.	5,675	658,016
Household & Personal Products - 1.2%
The Clorox Co.	5,335	678,399

Energy - 3.1%		1,811,874
Cameco Corp.	2,605	308,432
Cheniere Energy, Inc.	3,160	744,907
Exxon Mobil Corp.	4,974	758,535

Financials - 18.4%		10,700,335
Banks - 7.6%
Associated Banc-Corp	31,408	829,485
Citizens Financial Group, Inc.	9,260	557,359
Flagstar Bank N.A.	88,742	1,126,136
PNC Financial Services Group, Inc.	2,880	611,568
Truist Financial Corp.	11,231	553,801
Zions Bancorporation, N.A.	12,585	720,869
Financial Services - 10.8%
Annaly Capital Management, Inc.	33,456	777,517
Capital One Financial Corp.	3,337	652,851
Fiserv, Inc. (a)	14,823	923,325
Global Payments Inc.	8,010	612,445
Intercontinental Exchange, Inc.	1,875	307,744
Northern Trust Corp.	5,920	847,093
PayPal Holdings, Inc.	13,030	602,116
State Street Corp.	4,190	538,918
The Charles Schwab Corp.	10,915	1,039,108

Health Care - 15.0%		8,767,998
Health Care Equipment & Services - 5.4%
AMN Healthcare Services, Inc. (a)	54,250	1,056,790
HealthEquity, Inc. (a)	7,500	573,675
Teleflex Inc.	7,410	904,465
The Cooper Companies, Inc. (a)	7,275	608,699
Pharmaceuticals Biotechnology & Life Sciences - 9.6%
Exact Sciences Corp. (a)	9,040	934,555
Green Thumb Industries Inc. (a)	95,030	625,297
Jazz Pharmaceuticals PLC (a)	5,765	1,095,465
Neurocrine Biosciences, Inc. (a)	9,755	1,290,099
Viatris Inc.	112,455	1,678,953

Industrials - 11.7%		6,837,971
Capital Goods - 7.8%
A.O. Smith Corp.	8,290	646,620
Kornit Digital Ltd. (a)	88,310	1,350,260
Mueller Water Products, Inc. Class A	13,005	389,240
Regal Rexnord Corp.	3,450	762,381
WillScot Holdings Corp.	42,781	924,497
Xylem, Inc.	3,574	463,047
Commercial & Professional Services - 3.9%
Concentrix Corp.	31,925	1,047,140
Equifax Inc.	2,600	543,296
SS&C Technologies Holdings, Inc.	9,450	711,490

Information Technology - 14.0%		8,155,100
Semiconductors & Semiconductor Equipment - 7.3%
Infineon Technologies A.G. ADR	25,020	1,351,580
Marvell Technology, Inc.	13,040	1,065,238
Microchip Technology Inc.	10,275	766,926
NXP Semiconductors N.V.	4,795	1,088,513
Software & Services - 1.1%
Okta, Inc. (a)	8,500	616,250
Technology Hardware & Equipment - 5.6%
Calix, Inc. (a)	13,915	720,380
Coherent Corp. (a)	1,950	504,913
Keysight Technologies, Inc. (a)	2,540	780,618
Lumentum Holdings Inc. (a)	400	280,364
Pure Storage, Inc. Class A (a)	5,015	322,063
Viavi Solutions Inc. (a)	22,156	658,255

Materials - 4.6%		2,702,757
Freeport-McMoRan Inc.	10,660	725,733
James Hardie Industries plc (a)	27,587	671,743
O-I Glass, Inc. (a)	97,409	1,305,281

Real Estate - 7.5%		4,368,270
Equity Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities, Inc.	22,280	1,204,011
Global Net Lease, Inc. (a)	66,295	624,499
Host Hotels & Resorts Inc.	30,125	590,149
Omega Healthcare Investors, Inc.	13,205	637,405
Park Hotels & Resorts Inc.	45,300	512,343
Real Estate Management & Development - 1.4%
Colliers Int'l. Group Inc.	4,275	507,571
FirstService Corp.	1,855	292,292

Utilities - 4.8%		2,789,654
Alliant Energy Corp.	12,770	923,782
WEC Energy Group, Inc.	7,910	925,154
Xcel Energy Inc.	11,285	940,718

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	57,695	–

SHORT-TERM INVESTMENTS - 0.1%		100,000
(COST $100,000)

Money Market Funds - 0.1%		100,000
First American Government Obligations Fund Class X, 3.60% (b)	100,000	100,000

TOTAL INVESTMENTS - 98.8% (COST $42,228,828)		57,647,090

NET OTHER ASSETS & LIABILITIES - 1.2%		700,675

NET ASSETS - 100.0%		$58,347,765

a)	Non-income producing security.
b)	Represents the 7-day yield at February 28, 2026.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Date Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	57,695	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2026:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 2,164,191	$ -	$ -	$ 2,164,191
Consumer discretionary	5,321,842	–	–	5,321,842
Consumer staples	3,927,098	–	–	3,927,098
Energy	1,811,874	–	–	1,811,874
Financials	10,700,335	–	–	10,700,335
Health care	8,767,998	–	–	8,767,998
Industrials	6,837,971	–	–	6,837,971
Information technology	8,155,100	–	–	8,155,100
Materials	2,702,757	–	–	2,702,757
Real estate	4,368,270	–	–	4,368,270
Utilities	2,789,654	–	–	2,789,654
Total common stocks	57,547,090	–	–	57,547,090
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 57,647,090	$ -	$ -	$ 57,647,090

(1) For the period ended February 28, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing.  There were no transfers between levels during the period.  Level 3 amount shown includes securities determined to have no value at February 28, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended February 28, 2026 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.